Leases - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Beginning balance	£ 1,942	£ 1,021
Additions	1,560	1,084
Interest element of payments to finance lease creditors	(142)	(78)
Principal element of payments to finance lease creditors	(342)	(162)
Interest expense of leases	143	77
Ending balance	£ 3,161	£ 1,942